Note 9 - Lease (Details) - USD ($)	Nov. 30, 2020	Nov. 30, 2019
Leases [Abstract]
Operating lease right-of-use asset	$ 137,931	$ 0
Current operating lease liability	157,110	$ 0
Total lease liability	$ 157,110